SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable, gross	$ 1,017,032	$ 2,769,715
Allowance for doubtful accounts
Total	1,017,032	2,769,715
Consulting [Member]
Accounts receivable, gross	32,082	1,803,134
Insurance [Member]
Accounts receivable, gross	801,333	869,629
Credit Card [Member]
Accounts receivable, gross	173,904	92,420
Other [Member]
Accounts receivable, gross	$ 9,713	$ 4,532